NEWBUILDINGS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) tankers containership	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($)	Dec. 31, 2015 vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2015 contract
Property, Plant and Equipment [Line Items]
Interest capitalized in the cost of newbuildings	$ 404	$ 290	$ 257
Number of newbuilding contracts | contract		2				4
Number of container vessels contracted to be acquired		2		2		2
Number of oil product tankers contracted to be acquired	2			2
Accumulated costs of newbuildings		$ 87,600			$ 40,100
Number of container vessels delivered | containership	3
9,300 - 9,500 TEU Container vessel [Member]
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired | vessel				3